Earnings Per Common Share (Details) - USD ($) $ in Millions				12 Months Ended
	Dec. 14, 2015	Dec. 11, 2015	Nov. 13, 2013	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				167,000	155,000
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				45,000	88,000
TRAYPORT [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable, Shares		2,500,000
NYSE Euronext [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			42,400,000
Equity interest issued			$ 8,300
Interactive Data [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable, Shares	6,500,000